Income Taxes (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before provision for income taxes:
Domestic			$ (29,119,000)	$ (20,295,000)	$ (11,816,000)
Foreign			(5,247,000)	(2,305,000)
Loss before provision for income taxes	(21,877,000)	(16,580,000)	(34,366,000)	(22,600,000)	(11,816,000)
Current tax provision:
State			3,000	6,000	1,000
Foreign			16,000
Total current tax provision	0	0	19,000	6,000	1,000
Total provision for income taxes	37,000	3,000	19,000	6,000	1,000
Items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes
Federal statutory rate (as a percent)			34.00%	34.00%	34.00%
Stock-based compensation (as a percent)			(1.54%)	(0.86%)	(0.42%)
Valuation allowance (as a percent)			(26.85%)	(31.06%)	(38.66%)
Foreign rate differential (as a percent)			(5.24%)	(3.47%)	0.00%
Federal research and development credit (as a percent)			0.00%	1.51%	1.93%
Other (as a percent)			(0.43%)	(0.15%)	3.15%
Effective income tax rate (as a percent)			(0.06%)	(0.03%)	0.00%
Deferred tax assets:
Accounts receivable principally due to allowance for doubtful accounts			107,000	90,000	32,000
Compensated absences, principally due to accruals for financial reporting purposes			1,604,000	366,000	158,000
Net operating loss carryforwards			30,251,000	16,570,000	9,140,000
Federal tax credits			783,000	783,000	442,000
State tax credits			771,000	508,000	280,000
Other deductible temporary differences			521,000	487,000	213,000
Stock-based compensation			792,000	351,000	70,000
Deferred revenue					47,000
Total deferred tax assets			34,829,000	19,155,000	10,382,000
Deferred tax liabilities:
Capitalized software development			(37,000)	(98,000)	(164,000)
Acquired intangible assets			(964,000)
Total deferred tax liability			(1,001,000)	(98,000)	(164,000)
Valuation allowance			(33,828,000)	(19,057,000)	(10,218,000)
Net deferred taxes			0	0
Increase in net valuation allowance			$ 14,800,000	$ 8,800,000